Note 13 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
	2014	2013

Balance, January 1	$222,073	$147,751
RNCI share of earnings	22,539	13,976
RNCI redemption increment	19,420	41,430
Distributions paid to RNCI	(21,421)	(17,878)
Purchases of interests from RNCI, net	(31,677)	(5,242)
RNCI recognized on business acquisitions	19,376	43,531
Other	682	(1,495)
Balance, December 31	$230,992	$222,073